LSV CONSERVATIVE VALUE EQUITY FUND | LSV CONSERVATIVE VALUE EQUITY FUND
LSV CONSERVATIVE VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The LSV Conservative Value Equity Fund’s (the “Fund”) investment objective is long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		LSV CONSERVATIVE VALUE EQUITY FUND
Management Fees		0.38%
Total Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.52%
Less Fee Reductions and/or Expense Reimbursements		(0.17%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.35%
[1]	LSV Asset Management (the "Adviser") has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.35% of the Fund's average daily net assets until February 28, 2015. This Agreement may be terminated: (i) by the Board of Trustees of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LSV CONSERVATIVE VALUE EQUITY FUND	36	150	274	636

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The LSV Conservative Value Equity Fund invests primarily in equity securities. In selecting securities for the Fund, LSV Asset Management (“LSV” or the “Adviser”) focuses on medium to large U.S. companies (i.e., those with market capitalizations of $1 billion or more at the time of purchase) whose securities, in the Adviser’s opinion, are out-of-favor (undervalued) in the marketplace. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market’s low expectations. The Fund expects to remain as fully invested in the above securities as practicable, but in any case, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, will be invested in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.

The Adviser’s investment strategy uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and recent indicators of recovery (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased. The Adviser manages the Fund conservatively relative to its benchmark, the Russell 1000 Value Index. The Fund is expected to experience a low level of portfolio turnover.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund is managed conservatively relative to its index, the Fund will be subject to the same degree of volatility as its index, which has been high at times over historical periods.

The medium-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is also subject to the risk that medium- to large-capitalization equity value securities may underperform other segments of the equity market or the equity market as a whole.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-888-FUND-LSV.

BEST QUARTER WORST QUARTER 17.50% (20.84)% (06/30/2009) (12/31/2008)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns	Label	1 Year	5 Years	Since Inception		Inception Date
LSV CONSERVATIVE VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	38.80%	16.73%	4.10%		Mar. 30, 2007
LSV CONSERVATIVE VALUE EQUITY FUND After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	38.18%	16.31%	3.71%		Mar. 30, 2007
LSV CONSERVATIVE VALUE EQUITY FUND After Taxes on Distributions and sale of fund shares	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	22.46%	13.60%	3.21%		Mar. 30, 2007
LSV CONSERVATIVE VALUE EQUITY FUND RUSSELL 1000 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	32.53%	16.67%	4.50%	[1]	Mar. 30, 2007
[1]	Index return is shown from 03/31/2007.